Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018		Mar. 25, 2017		Mar. 31, 2019	Dec. 11, 2016	Nov. 01, 2016
Significant Accounting Policies [Line Items]
Amounts receivable from credit card issuers	$ 1,000	$ 1,000
Accounts receivable periods	30 days
Amortization method of intangible assets	trademarks and tradenames, which are amortized using the straight-line method over a period of 15 to 20 years.
Intangible assets	$ 5,200	4,600
Accumulated amortization of intangible assets	$ 800	700
Period of warranties	5 years
Asset impairment charges	$ 100	2,800
Reimbursement of advertising cost	1,000	1,100		$ 1,100
Advertising and marketing expense	8,700	9,500		7,300
Deferred operating lease liabilities	10,200	6,200
Non-cash gain						$ 2,000
Restructuring Charges	1,182	894	[1]	$ 897	[1]
Accrued Liabilities, Current	$ 9,657	$ 7,496	[1]
Deferred lease Inducements						7,000
Head Office [Member]
Significant Accounting Policies [Line Items]
Capital lease asset								$ 8,700
Capital lease obligation								11,600
Lease period	20 years
Annual rent rate							$ 2,200
Head Office [Member] | Other Noncurrent Liabilities [Member]
Significant Accounting Policies [Line Items]
Non-cash gain	$ 2,300							$ 2,900
Equity Option [Member]
Significant Accounting Policies [Line Items]
Outstanding	288,000	382,693		417,377
Warrant [Member]
Significant Accounting Policies [Line Items]
Outstanding	382,693	381,487		382,693
Cost of Goods Sold [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)	$ (100)	$ 300		$ (200)
Interest and Other Financial Costs [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)	(300)	$ 100		$ 100
Restructuring Charges [Member]
Significant Accounting Policies [Line Items]
Accrued Liabilities, Current	$ 800
Maximum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	90 days
Consumer credit receivable charges	9.99%
Operating Lease, Liability						82,000
Operating Lease, Right-of-Use Asset						73,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	10 days
Consumer credit receivable charges	0.00%
Operating Lease, Liability						74,000
Operating Lease, Right-of-Use Asset						$ 65,000

[1]	Recast (refer to note 1)